Note 7 - Accrued Interest Receivable	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Accrued Interest Receviable [Text Block]
NOTE
7
Accrued Interest Receivable
Accrued interest receivable at
December 31
is summarized as follows:

(Dollars in thousands)	201 8	2017
Securities available for sale	$381	352
Loans receivable	1,975	1,992
	$2,356	2,344